File No. 333-109131    CIK #1172291

                       Securities and Exchange Commission
                           Washington, D.C. 20549

                                 Post-Effective
                                 Amendment No. 2
                                       to
                                    Form S-6

              For Registration under the Securities Act of 1933 of
               Securities of Unit Investment Trusts Registered on
                                   Form N-8B-2

              Van Kampen Focus Portfolios, Taxable Income Series 47
                              (Exact Name of Trust)

                              Van Kampen Funds Inc.
                            (Exact Name of Depositor)

                           1221 Avenue of the Americas
                            New York, New York 10020
          (Complete address of Depositor's principal executive offices)

  VAN KAMPEN FUNDS INC.                               CHAPMAN AND CUTLER LLP
  Attention: Amy R. Doberman                          Attention: Mark J. Kneedy
  1221 Avenue of the Americas                         111 West Monroe Street
  New York, New York 10020                            Chicago, Illinois 60603

               (Name and complete address of agents for service)

    ( X ) Check if it is proposed that this filing will become effective on February 22, 2006 pursuant to paragraph (b) of Rule 485.


                      ROLLING TREASURY PORTFOLIO, SERIES 1

--------------------------------------------------------------------------------

   Rolling Treasury Portfolio, Series 1 invests in a portfolio of U.S. Treasury obligations with laddered maturities. The Trust seeks current income and safety of capital. Approximately once a year from 2006 through 2009 the proceeds of each maturing obligation will be automatically reinvested into a then currently available U.S. Treasury obligation with a maturity of approximately five years. U.S. Treasury obligations are backed by the full faith and credit of the United States government. The Trust is a unit investment trust included in Van Kampen Focus Portfolios, Taxable Income Series 47.

                                PROSPECTUS PART I

                THE DATE OF THIS PROSPECTUS IS FEBRUARY 22, 2006

                       This prospectus contains two parts.

 No one may use this Prospectus Part I unless accompanied by Prospectus Part II.

       YOU SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

   The Securities and Exchange Commission has not approved or disapproved of the Trust Units or passed upon the adequacy or accuracy of this prospectus.

               Any contrary representation is a criminal offense.

                                                                      VAN KAMPEN
                                                                     INVESTMENTS




                   SUMMARY OF ESSENTIAL FINANCIAL INFORMATION

                             AS OF NOVEMBER 30, 2005

GENERAL INFORMATION
Principal amount (par value) of the securities (1)...................  $      8,404,000
Number of Units......................................................         8,460,000
Public Offering Price:
      Aggregate value of the securities in Trust (2).................  $   8,321,150.24
      Aggregate value of the securities per Unit (2).................  $         .98359
      Initial sales charge per Unit (3)..............................  $         .01498
      Principal cash per Unit........................................  $             --
      Public Offering Price per Unit (4).............................  $         .99857
Redemption price per Unit............................................  $         .98359



                                                                                MONTHLY                  SEMI-ANNUAL
                                                                             DISTRIBUTIONS              DISTRIBUTIONS
                                                                          ------------------         ------------------
SPECIAL INFORMATION
Calculation of estimated net annual Unit income:
     Estimated annual interest income per Unit (6)                      $             .03000       $              .03000
     Less: Estimated annual expense (5)                                 $             .00230       $              .00184
     Estimated net annual interest income per Unit (6)                  $             .02833       $              .02879
Estimated current return (7)                                                            3.30%                      3.34%
Estimated long-term return (7)                                                          2.80%                      2.85%


   Initial Date of Deposit.................. November 6, 2003

   Record Dates............................. TENTH day of the month as follows:
monthly - each month; semi-annual - June and December.

   Distribution Dates....................... TWENTY-FIFTH day of the month as follows: monthly - each month; semi-annual - June and December.

(1) Some securities will mature or be sold during your Trust's life. This could include a sale at a price below par value. In addition, deferred sales charges will be paid from maturity proceeds received from the initial portfolio securities. No one can guarantee that the value of your Units will equal the principal amount of securities per Unit when you redeem them or when your Trust terminates.

(2) Each security is valued at its current market offering price as of the date hereof.

(3) You will pay an initial sales charge of 1.50% of the Public Offering Price per Unit at the time of purchase. You will also pay a periodic deferred sales charge over the Trust's life. The sales charges are described in the "Fee Table" on the next page.

(4) You will also pay accrued interest to the date of settlement (three business days after purchase).

(5) The expenses are descried in the "Fee Table" on the next page. Expenses are expected to fluctuate periodically.

(6) We base this amount on estimated cash flows per Unit. This amount will vary with changes in expenses or interest rates, sales and acquisitions of securities, principal reinvestments and maturities of securities. The estimated cash flows are available upon request.

(7) The estimated current return and estimated long-term return are described under "Estimated Returns" in Part II.



                                    FEE TABLE

                             AS OF NOVEMBER 30, 2005

                                                                           AS A % OF
                                                                             PUBLIC            AMOUNT
                                                                            OFFERING          PER 1000
                                                                              PRICE             UNITS
                                                                          ----------        ----------
 TRANSACTION FEES
 Initial sales charge (1).............................................         1.500%       $    14.98
 Deferred sales charge (2)............................................         1.502%       $    15.00
                                                                          ----------        ----------
 Total sales charge (3)...............................................         3.002%       $    29.98
                                                                          ----------        ----------


                                                      MONTHLY                       SEMI-ANNUAL
                                                    DISTRIBUTIONS                  DISTRIBUTIONS
                                             --------------------------     --------------------------
                                             AS A %             AMOUNT      AS A %             AMOUNT
                                              OF NET           PER 1000      OF NET           PER 1000
                                              ASSETS             UNITS       ASSETS             UNITS
                                            ----------        ----------   ----------        ----------
 ESTIMATED ANNUAL EXPENSES
 Trustee's fee (4).......................        0.093%      $      0.91       0.052%       $     0.51
 Bookkeeping and administrative
    services fees........................        0.015%      $      0.15       0.015%       $     0.15
 Evaluation fee (4)......................        0.037%      $      0.36       0.037%       $     0.36
 Other operating expenses................        0.089%      $      0.88       0.083%       $     0.82
                                            ----------        ----------   ----------        ----------
 Total estimated annual expenses.........        0.234%      $      2.30       0.187%       $     1.84
                                            ==========        ==========   ==========        ==========


                                                                AMOUNT                         AMOUNT
                                                              PER $10,000                    PER $10,000
                                                               INVESTED                       INVESTED
                                                              ----------                     ----------
 ESTIMATED COSTS OVER TIME
 1 year...................................................   $       211                    $      206
 3 years..................................................   $       339                    $      324
 5 years..................................................   $       434                    $      409
 8 1/2 years (Approximate Life of Trust)..................   $       541                    $      494

   This fee table is intended to assist you in understanding the costs that you will bear and to present a comparison of fees. The "Estimated Costs Over Time" example illustrates the expenses you would pay on a $10,000 investment assuming a 5% annual return and redemption at the end of each period. Of course, you should not consider this example a representation of actual past or future expenses or annual rate of return which may differ from those assumed for this example. The sales charges and expenses are described under "Public Offering" and "Expenses".

--------------------------------------------------------------------------------

(1) The initial sales charge is actually 1.50% of the Public Offering Price per Unit at the time of purchase.

(2) The maximum deferred sales charge is actually equal to $0.015 per Unit. Your Trust pays $0.015 per Unit of this charge out of the maturity proceeds of the initial Securities and is deducted as of three business days prior to the related maturity date. The charge is not imposed on maturities of Extension Securities. This amount will exceed the percentage above if the Public Offering Price per Unit falls below $1 and will be less than the percentage above if the Public Offering Price per Unit exceeds $1.

(3) The maximum sales charge consists of the initial sales charge (1.50% of the Public Offering Price per Unit) and the deferred sales charge ($0.01875 per
     Unit). This amount will exceed the percentage above if the Public Offering Price per Unit falls below $1 and will be less than the percentage above if the Public Offering Price per Unit exceeds $1. Please see "Public Offering--General" for a detailed explanation of the sales charge.

(4) Your Trust assesses this fee per $1,000 principal amount of securities. Your Trust assesses other fees as a dollar amount per Unit.



--------------------------------------------------------------------------------
                                    PORTFOLIO

   As of October 31, 2005, the Rolling Treasury Portfolio, Series 1 consists of 5 issues which are U.S. Treasury Notes. See "Portfolio" herein.



--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   TO THE BOARD OF DIRECTORS OF VAN KAMPEN FUNDS INC. AND THE UNITHOLDERS OF VAN KAMPEN FOCUS PORTFOLIOS, TAXABLE INCOME SERIES 47:

   We have audited the accompanying statement of condition (including the analysis of net assets) and the related portfolio of Van Kampen Focus Portfolios, Taxable Income Series 47 (Rolling Treasury Portfolio, Series 1) as of October 31, 2005, and the related statements of operations and changes in net assets for the period from November 6, 2003 (Initial Date of Deposit) through October 31, 2004 and the year ended October 31, 2005. These statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control of financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trustee and Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at October 31, 2004 by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Van Kampen Focus Portfolios, Taxable Income Series 47 (Rolling Treasury Portfolio, Series 1) as of October 31, 2005, and the results of operations and changes in net assets for the period from November 6, 2003 ( Initial Date of Deposit) through October 31, 2004 and the year ended October 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

                                                              GRANT THORNTON LLP

   New York, New York
   December 9, 2005




              VAN KAMPEN FOCUS PORTFOLIOS, TAXABLE INCOME SERIES 47

                             STATEMENT OF CONDITION

                                OCTOBER 31, 2005

                                                                                                             ROLLING
                                                                                                             TREASURY
                                                                                                             PORTFOLIO
                                                                                                            -----------
   Trust property
      Cash  ..............................................................................................  $        --
      Securities at market value, (cost $8,545,509) (note 1)..............................................    8,312,567
      Accrued interest....................................................................................      106,114
                                                                                                            -----------
                                                                                                            $ 8,418,681
                                                                                                            -----------
   Liabilities and interest to Unitholders
      Cash overdraft......................................................................................  $    29,459
      Accrued interest due to sponsor.....................................................................       11,165
      Interest to Unitholders.............................................................................    8,378,057
                                                                                                            -----------
                                                                                                            $ 8,418,681
                                                                                                            -----------

                             ANALYSIS OF NET ASSETS

   Interest of Unitholders (8,460,000 Units of fractional undivided interest outstanding)
      Cost to original investors of 8,460,000 Units (note 1)..............................................  $ 8,719,060
         Less initial underwriting commission (note 3)....................................................      130,784
                                                                                                            -----------
                                                                                                              8,588,276
         Less redemption of Units (0 Units)...............................................................           --
                                                                                                            -----------
                                                                                                              8,588,276
      Undistributed net investment income
         Net investment income............................................................................      304,186
         Less distributions to Unitholders................................................................      261,422
                                                                                                            -----------
                                                                                                                 42,764
      Realized gain (loss) on security sale or redemption.................................................      (20,041)
   Unrealized appreciation (depreciation) of securities (note 2)..........................................     (232,942)
      Distributions to Unitholders of security sale or redemption proceeds................................           --
                                                                                                            -----------
            Net asset value to Unitholders................................................................  $ 8,378,057
                                                                                                            -----------
   Net asset value per Unit (Units outstanding of 8,460,000)..............................................  $      0.99
                                                                                                            -----------


        The accompanying notes are an integral part of these statements.


                      ROLLING TREASURY PORTFOLIO, SERIES 1

                            STATEMENTS OF OPERATIONS

                  PERIOD FROM NOVEMBER 6, 2003 (INITIAL DATE OF
                      DEPOSIT) THROUGH OCTOBER 31, 2004 AND
                         THE YEAR ENDED OCTOBER 31, 2005

                                                                                                   2004         2005
                                                                                               -----------  -----------
   Investment income
      Interest income.......................................................................   $    80,403  $   247,218
      Expenses
         Trustee fees and expenses..........................................................         4,949       15,066
         Evaluator fees.....................................................................           881        2,539
                                                                                               -----------  -----------
            Total expenses..................................................................         5,830       17,605
                                                                                               -----------  -----------
         Net investment income..............................................................        74,573      229,613
   Realized gain (loss) from security sale or redemption
      Proceeds..............................................................................            --    1,454,213
      Cost  ................................................................................            --    1,474,254
                                                                                               -----------  -----------
         Realized gain (loss)...............................................................            --      (20,041)
   Net change in unrealized appreciation (depreciation) of securities ......................        10,626     (243,568)
                                                                                               -----------  -----------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................   $    85,199  $   (33,996)
                                                                                               ===========  ===========

                       STATEMENTS OF CHANGES IN NET ASSETS

                  PERIOD FROM NOVEMBER 6, 2003 (INITIAL DATE OF
                      DEPOSIT) THROUGH OCTOBER 31, 2004 AND
                         THE YEAR ENDED OCTOBER 31, 2005

                                                                                                   2004         2005

                                                                                               -----------  -----------
   Operations:
      Net investment income.................................................................   $    74,573  $   229,613
      Realized gain (loss) on security sale or redemption...................................            --      (20,041)
      Net change in unrealized appreciation (depreciation) of securities ...................        10,626     (243,568)
                                                                                               -----------  -----------
         Net increase (decrease) in net assets resulting from operations....................        85,199      (33,996)
   Distributions to Unitholders from:
      Net investment income.................................................................       (68,253)    (193,169)
      Securities sale or redemption proceeds................................................            --           --
      Redemption of Units...................................................................            --           --
                                                                                               -----------  -----------
         Total increase (decrease)..........................................................        16,946     (227,165)
   Net asset value to Unitholders
      Beginning of period...................................................................       152,744    6,020,232
      Additional securities purchased from proceeds of unit sales...........................     5,850,542    2,584,990
                                                                                               -----------  -----------
      End of period (including undistributed net investment income of $6,320
         and $42,764, respectively).........................................................   $ 6,020,232  $ 8,378,057
                                                                                               ===========  ===========


        The accompanying notes are an integral part of these statements.





VAN KAMPEN FOCUS PORTFOLIOS, TAXABLE INCOME SERIES 47
ROLLING TREASURY PORTFOLIO                                                              PORTFOLIO AS OF OCTOBER 31, 2005
------------------------------------------------------------------------------------------------------------------------
 PORT-                                                                                                       MARKET
FOLIO      AGGREGATE                                                                                          VALUE
 ITEM       PRINCIPAL   NAME OF ISSUER, TITLE, INTEREST RATE AND MATURITY DATE                               (NOTE 1)
------    ------------- ----------------------------------------------------------------                ---------------
   A     $   1,692,000  US Treasury NB 5/15/06
                         2.000% Due 05/15/06                                                              $  1,672,440
-----------------------------------------------------------------------------------------------------------------------
   B         1,692,000  US Treasury NB 08/15/07
                         3.250% Due 08/15/07                                                                 1,659,209
-----------------------------------------------------------------------------------------------------------------------
   C         1,692,000  US Treasury NB 09/15/08
                         3.125% Due 09/15/08                                                                 1,633,575
-----------------------------------------------------------------------------------------------------------------------
   D         1,692,000  US Treasury NB 5/15/09
                         5.500% Due 05/15/09                                                                 1,751,474
-----------------------------------------------------------------------------------------------------------------------
   E         1,636,000  US Treasury Bill NB 5/15/2010
                         3.875% Due 05/15/10                                                                 1,595,869
         -------------                                                                                    -------------
         $   8,404,000                                                                                    $  8,312,567
         =============                                                                                    =============

--------------------------------------------------------------------------------
The accompanying notes are an integral part of this statement.




              VAN KAMPEN FOCUS PORTFOLIOS, TAXABLE INCOME SERIES 47

                          NOTES TO FINANCIAL STATEMENTS

                            OCTOBER 31, 2004 AND 2005

--------------------------------------------------------------------------------
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Security Valuation - The securities are stated at the value determined by the Evaluator. The Evaluator may determine the value of the securities as described under "Public Offering--Unit Price" in Part II.

   Security Cost - The original cost to the Trust was based on the determination by the Evaluator of the offering prices of the securities on the various dates of deposit.

   Unit Valuation - The redemption price per Unit is the pro rata share of each Unit in the Trust based upon (1) the cash on hand in the Trust or monies in the process of being collected, (2) the securities in the Trust based on the value determined by the Evaluator and (3) interest accrued thereon, less accrued expenses of the Trust, if any.

   Federal Income Taxes - The Trust has elected and intends to qualify on a continuing basis for special federal income tax treatment as a "regulated investment company" under the Internal Revenue Code (the "Code"). If the Trust so qualifies and timely distributes to Unitholders 90% or more of its taxable income (without regard to its net capital gain, i.e., the excess of its net long-term capital gain over its net short-term capital loss), it will not be subject to federal income tax on the portion of its taxable income (including any net capital gain) that it distributes to Unitholders. Distributions to Unitholders of the Trust's taxable income will be taxable.

   Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis.

NOTE 2 - PORTFOLIO

   Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at October 31, 2005 is as follows:

   Unrealized Appreciation         $     1,018
   Unrealized Depreciation            (233,960)
                                   -----------
                                   $  (232,942)
                                   ===========

NOTE 3 - OTHER

   Marketability - Although it is not obligated to do so, after the initial offering period the Sponsor intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the aggregate bid price of the securities in the portfolio of the Trust, plus interest accrued to the date of settlement. If the supply of Units exceeds demand, or for other business reasons, the Sponsor may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such Units to the Trustee for redemption at the redemption price.

   Cost to Investors - The cost to original investors was based on adding to the underlying value of the Securities per Unit on the date of an investor's purchase, plus an amount equal to the 1.50% of the public offering price. Investors will also pay a maximum deferred sales charge equal to $0.015 per Unit. The Trust pays $0.00375 per Unit of this deferred sales charge out of the maturity proceeds of the initial Securities and is deducted as of three business days prior to the related maturity date. The charge is not imposed on maturities of Extension Securities.

NOTE 4 - REDEMPTION OF UNITS

   During the period from November 6, 2003 (Initial Date of Deposit) through October 31, 2004 and the year ended October 31, 2005, 0 Units and 0 Units, respectively, were presented for redemption.

NOTE 5 - FINANCIAL HIGHLIGHTS

ROLLING TREASURY PORTFOLIO, SERIES 1

                                                                                             2004 (c)         2005
                                                                                           ------------   ------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period.................................................  $        1.02  $        1.02
                                                                                           ------------   ------------
   Income from investment operations:
      Net investment income.............................................................            .02           0.03
      Net realized and unrealized gain (loss)
      on investment transactions (a)....................................................          (.00)         (0.03)
                                                                                           ------------   ------------
   Total from investment operations.....................................................           .012             --
                                                                                           ------------   ------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
   Net investment income................................................................         (0.02)         (0.03)
   Bond sale and redemption proceeds....................................................             --             --
                                                                                           ------------   ------------
   Total distributions to Unitholders...................................................         (0.02)         (0.03)
                                                                                           ------------   ------------
   Net asset value, end of period.......................................................  $       1.024  $        0.99
                                                                                           ============   ============
TOTAL RETURN (b):.......................................................................          3.11%        (0.98)%
RATIOS AS A PERCENTAGE
OF AVERAGE NET ASSETS (b):
   Expenses.............................................................................          0.18%          0.25%
   Net investment income................................................................          2.27%          3.21%

--------------------------------------------------------------------------------

(a) Realized and unrealized gains and losses per unit include the balancing amounts necessary to reconcile the change in net asset value per unit. The per unit amount may be significantly affected based on the changes in units outstanding during the period.

(b)  Not annualized for periods less than one year.

(c) For the period from November 6, 2003 (Initial Date of Deposit) through October 31, 2004.




                                                                        TISPRO47




                      ROLLING TREASURY PORTFOLIO, SERIES 1

--------------------------------------------------------------------------------


                               PROSPECTUS PART II

            PART II OF THIS PROSPECTUS MAY NOT BE DISTRIBUTED UNLESS
             ACCOMPANIED BY PART I. YOU SHOULD READ THIS PROSPECTUS
                       AND RETAIN IT FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

   The Securities and Exchange Commission has not approved or disapproved of the Trust Units or passed upon the adequacy or accuracy of this prospectus.

               Any contrary representation is a criminal offense.

                                                                      VAN KAMPEN
                                                                     INVESTMENTS
                                                                           SHINE



THE TRUST
--------------------------------------------------------------------------------

   GENERAL. Your Trust was created under the laws of the State of New York pursuant to a Trust Indenture and Agreement (the "Trust Agreement"), dated the Initial Date of Deposit among Van Kampen Funds Inc., as Sponsor, Standard & Poor's Securities Evaluations, Inc., as Evaluator, Van Kampen Asset Management, as Supervisor, and The Bank of New York, as Trustee.

   Your Trust may be an appropriate medium for investors who desire to participate in a portfolio of U.S. Treasury obligations with greater diversification than they might be able to acquire individually. Diversification of the Trust's assets will not eliminate the risk of loss always inherent in the ownership of securities. For a breakdown of your Trust's portfolio, see "Portfolio" in Part I. In addition, securities of the type initially deposited in the portfolio of the Trust are often not available in small amounts.

   On the Initial Date of Deposit, the Sponsor deposited Securities with the Trustee. The securities initially consist of delivery statements relating to contracts for their purchase and cash, cash equivalents and/or irrevocable letters of credit issued by a financial institution. Thereafter, the Trustee, in exchange for the securities, delivered to the Sponsor evidence of ownership of Units. Unless otherwise terminated as provided herein, the Trust Agreement will terminate at the end of the calender year prior to the fiftieth anniversary of its execution.

   Additional Units of your Trust may be issued at any time by depositing in the Trust (i) additional securities, (ii) contracts to purchase securities together with cash or irrevocable letters of credit or (iii) cash (or a letter of credit or the equivalent) with instructions to purchase additional securities. As additional Units are issued by the Trust, the aggregate value of the securities will be increased and the fractional undivided interest represented by each Unit will be decreased. The Sponsor may continue to make additional deposits into the Trust following the Initial Date of Deposit provided that the additional deposits will be in amounts which will maintain, as nearly as practicable, the same percentage relationship among the principal amounts of securities of specified interest rates and maturities that existed immediately prior to the subsequent deposit. Investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the securities between the time of the deposit and the purchase of the securities and because the Trust will pay the associated brokerage and acquisition costs.

   Each Unit initially offered represents a fractional undivided interest in the principal and net income of the Trust. To the extent that any Units are redeemed by the Trustee, the fractional undivided interest in the Trust represented by each Unit will increase, although the actual interest in the Trust will remain unchanged. Units will remain outstanding until redeemed by Unitholders or until the termination of the Trust Agreement.

   OBJECTIVE AND SECURITIES SELECTION. The Trust seeks to provide current income and safety of capital by investing in a portfolio consisting of U.S. Treasury obligations. The Trust consists of U.S. Treasury obligations with "laddered" maturities. Approximately 20% of the initial portfolio matures approximately once a year beginning in the second year. The Sponsor is authorized to direct the reinvestment of the proceeds of each maturing security (less an amount necessary to satisfy the related deferred sales charge payment) into Extension Securities (each reinvestment is referred to as an "Extension"). Extensions of approximately 20% of the portfolio at each maturity of securities will continue through approximately 2009 and, assuming the Trust does not terminate prior thereto, it is anticipated that there will be five Extensions.

   "Extension Securities" means securities (i) issued by the U.S. Treasury; (ii) with a fixed maturity date that is within three months of the fifth anniversary of the maturity date of the Security the proceeds of which are being reinvested in the Extension Security; (iii) purchased at par or, in order of preference, at a discount to, or premium over, par as close to par as practicable; and (iv) that are not "when, as and if issued" obligations. The purchase of Extension Securities will not disqualify the Trust as a "regulated investment company" for federal tax purposes.

   The guidelines under which the Trust will purchase Extension Securities are straightforward; they take into account price and maturity date. Whenever a U.S. Treasury security in the Trust's portfolio matures, the Trust will purchase the then currently available 5-year U.S. Treasury security at par. If no obligations are available at par, the Trust will select obligations with a price as close as possible to par. To preserve the par values, there will be a bias favoring discounts, when available. Therefore, discounted obligations will be selected so long as the discount is not more than three times the smaller premium available. That is, assuming no maturity date differences, if there is an obligation available at a price of $100.125, no alternative obligation will be selected at less than $99.625. If obligations mature at different dates within the three months permissible, in determining which obligation to purchase the Trust will increase the premium or discount of the bond by 25 cents (1/4 point) for every month away from the precise five year maturity date of the original obligation being extended. There will be no attempt to delay the purchase of the Extension Securities to take advantage of market movements.

   By dividing its holdings among securities with staggered maturities, the Trust forms a "ladder" of investments. Laddering arranges maturities over specified periods of time which may reduce risk from interest rate fluctuations. This strategy is also designed to produce a higher overall yield than shorter-term investments. In addition, interest income is exempt from state and local personal income taxes in all states.

RISK FACTORS
--------------------------------------------------------------------------------

   All investments involve risk. This section describes the main risks that can impact the value of the securities in your portfolio. You should understand these risks before you invest. If the value of the securities falls, the value of your Units will also fall. No one can guarantee that your Trust will achieve its objective or that your investment return will be positive over any period.

   Market risk is the risk that the value of the securities in your Trust will fluctuate. This could cause the value of your Units to fall below your original purchase price or below the principal value. Market value fluctuates in response to various factors. These can include factors such as changes in interest rates, inflation and the condition of the securities markets or the economy in general. Even though the Supervisor supervises your portfolio, you should remember that your portfolio is not managed. Your Trust will not sell a security solely because the market value falls as is possible in a managed fund.

   Interest rate risk is the risk that the value of securities will fall if interest rates increase. The securities in your Trust typically fall in value when interest rates rise and rise in value when interest rates fall. Securities with longer periods before maturity are often more sensitive to interest rate changes.

   Credit risk is the risk that a security's issuer is unable to meet its obligation to pay principal or interest on the security. While interest and principal payments on U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, the Trust and the Units are not guaranteed or insured by the U.S. government or any government agency. In addition, the U.S. government does not guarantees the market value or yield on U.S. Treasury obligations.

   Reduced diversification risk is the risk that your Trust will become smaller and less diversified as securities are sold or mature. This could increase your risk of loss and increase your share of Trust expenses.

   No FDIC Guarantee. An investment in your Trust is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

ESTIMATED RETURNS
--------------------------------------------------------------------------------

   The Estimated Current Returns and the Estimated Long-Term Returns are set forth under "Summary of Essential Finanical Information" in Part I as of the date thereof. These figures are estimates and are designed to be comparative rather than predictive. No one can predict your actual return, which will vary with Unit price, the reinvestment of principal on the securities, purchases and sales of securities, how long you hold your investment and with changes in the portfolio, interest income and expenses. In addition, neither rate reflects the true return you will receive, which will be lower for various reasons, including, but not limited to, the effect of certain delays in distributions. Estimated Current Return is calculated by dividing the estimated net annual interest income per Unit by the Public Offering Price. The estimated net annual interest income per Unit will vary with changes in fees and expenses of your Trust and with the principal reinvestment, purchase, maturity or sale of securities. The Public Offering Price will vary with changes in the price of the securities. Accordingly, there is no assurance that the present Estimated Current Return will be realized in the future. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts), and estimated retirements of the securities and (2) takes into account the expenses and sales charge associated with Units. Unlike Estimated Current Return, Estimated Long-Term Return reflects maturities, discounts and premiums of the securities in your Trust but does not account for reinvestments of principal. Since the value and estimated reinvestments of the securities and the expenses of your Trust will change, there is no assurance that the present Estimated Long-Term Return will be realized in the future. Estimated Long-Term Return assumes no changes in expenses, no changes in the current interest rates, and no exchanges, redemptions, sales or prepayments of the underlying securities prior to maturity. To the extent the foregoing assumptions change, actual distributions will vary. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculation includes only net annual interest income and Public Offering Price.

   In order to acquire certain securities, it may be necessary for the Sponsor or Trustee to pay amounts covering accrued interest on the securities which exceed the amounts which will be made available through cash furnished by the Sponsor on the Initial Date of Deposit. This cash may exceed the interest which would accrue to the first settlement date. The Trustee has agreed to pay for any amounts necessary to cover any excess and will be reimbursed when funds become available from interest payments on the related securities.

PUBLIC OFFERING
--------------------------------------------------------------------------------

   GENERAL. Units are offered at the Public Offering Price. During the initial offering period the Public Offering Price is based on the aggregate offering price of the securities, the initial sales charge, cash in the Income and Principal Accounts and accrued interest, if any. After the initial public offering period, the secondary market Public Offering Price is based on the bid prices of the securities, the initial sales charge, cash, if any, in the Income and Principal Account and accrued interest, if any.

   The initial sales charge is equal to 1.50% of the Public Offering Price per Unit (1.523% of the aggregate value of the Securities) and is payable at the time you purchase Units. The initial sales charge is not applied to amounts representing accrued interest or interest or principal pending distribution to Unitholders. Units are also subject to a maximum of five deferred sales charge payments of $0.00375 per Unit payable from the proceeds of maturing Securities and is deducted three business days prior to the related maturity date. This deferred sales charge is imposed only in connection with the maturities of the initial Securities. The deferred sales charge is not imposed in connection with the maturities of Extension Securities. The percentages which the aggregate sales charges represent of the Public Offering Price per Unit at various intervals are shown in the table below. If you sell or redeem Units before the final deferred charge payment date, no deferred sales charge deduction will be made from the proceeds, and this will have the effect of reducing the aggregate sales charges. Similarly, if you purchase Units after any deferred charge payment date, you will not pay charges previously deducted and this will also have the effect of reducing the aggregate sales charges.


                     AGGREGATE SALES CHARGES AS A PERCENTAGE
            OF PUBLIC OFFERING PRICE PER UNIT AT SELECTED INTERVALS*

                                                                          PUBLIC OFFERING
                                                PUBLIC OFFERING           PRICE PER UNIT           PUBLIC OFFERING
                                                  PRICE MINUS              INITIAL DATE               PRICE PLUS
                                                 ------------               OF DEPOSIT               ------------
                                              $0.050      $0.025                                  $0.025      $0.050
                                               -----       -----           ------------            -----       -----
   Public Offering Price per Unit            $0.95000    $0.97500            $1.00000            $1.02500    $1.05000
   Aggregate Sales Charges                   $0.03300    $0.03338            $0.03375            $0.03413    $0.03450
   Aggregate Sales Charges as a
     Percentage of Public Offering Price     3.47368%    3.42358%            3.37500%            3.32975%    3.28571%

--------------------------------------------------------------------------------

     * These represent the maximum sales charges assuming that Units were purchased at the price stated and are held until maturity of the Trust. Unit sales or redemptions before the last deferred charge payment date will result in less deductions of deferred sales charges and therefore have the effect of reducing the aggregate sales charge. The initial sales charge is reduced on purchases of $1,000,000 or more.

   The following table sets forth the estimated maximum dollar amount payable on account of the deferred sales charge assuming you hold your Units through the following numbers of maturities of the Securities in the portfolio (approximately annually), as follows:



               MAXIMUM DOLLAR AMOUNT PER UNIT
                     PAYABLE ON ACCOUNT
                  OF DEFERRED SALES CHARGE
                  -----------------------
                                   CUMULATIVE
                                  DEFERRED SALES
           MATURITIES                 CHARGE
         ---------------          ---------------
              2005                   $0.00375
              2006                   $0.00750
              2007                   $0.01125
              2008                   $0.01500
              2009                   $0.01875

   The actual sales charge that may be paid by an investor may differ slightly from the sales charges shown herein due to rounding that occurs in the calculation of the Public Offering Price and in the number of Units purchased. The minimum purchase in the primary and secondary market is 1000 Units (250 Units for retirement accounts) but may vary by selling firm. Certain broker-dealers or selling firms may charge an order handling fee for processing Unit purchases.

   REDUCING YOUR SALES CHARGE. The Sponsor offers a variety of ways for you to reduce the sales charge that you pay. It is your financial professional's responsibility to alert the Sponsor of any discount when you purchase Units. Before you purchase Units you must also inform your broker-dealer of your qualification for any discount or of any combined purchases to be eligible for a reduced sales charge.

   Large Quantity Purchases. You can reduce your initial sales charge by increasing the size of your investment. If you purchase the amount of Units shown in the table below during the initial offering period, your initial sales charge will be as follows:

                                               INITIAL
                                                SALES
   TRANSACTION AMOUNT                          CHARGE
 ----------------------                     ------------
Less than $1,000,000                            1.50%
$1,000,000 - $4,999,999                         1.25
$5,000,000 or more                              1.00

   Except as described below, these quantity discount levels apply only to purchases of Units of the Trust made by the same person on a single day from a single broker-dealer. We apply these sales charges as a percent of the Public Offering Price per Unit at the time of purchase. We also apply the different purchase levels on a Unit basis using a $1 Unit equivalent. For example, if you purchase between 1,000,000 and 4,999,999 Units, your initial sales charge will be 1.25% of your Public Offering Price per Unit.

   Aggregated Purchases--For purposes of achieving these levels you may combine purchases of Units of the Trust offered in this prospectus with purchases of units of any other Van Kampen-sponsored unit investment trust in the initial offering period. In addition, Units purchased in the name of your spouse or children under 21 living in the same household as you will be deemed to be additional purchases by you for the purposes of calculating the applicable quantity discount level. The reduced sales charge levels will also be applicable to a trustee or other fiduciary purchasing Units for your trust estate or fiduciary accounts. To be eligible for aggregation as described in this paragraph, all purchases must be made on the same day through a single broker-dealer or selling agent. You must inform your broker-dealer of any combined purchases before your purchase to be eligible for a reduced sales charge.

   Letter of Intent--For purposes of calculating the reduced sales charge for quantity purchases in the table above, purchasers who have indicated their intent to purchase a specified amount of Units of any Van Kampen Focus Trust, Taxable Income Series or Van Kampen Focus Trust, Municipal Series unit investment trust during the initial offering period by executing and delivering a letter of intent to the Sponsor, which letter of intent must be in a form acceptable to the Sponsor and shall have a maximum duration of thirteen months, will be eligible to receive a reduced sales charge according to the quantity discount table above based on the amount of intended aggregate purchases as expressed in the letter of intent. By establishing a letter of intent, a Unitholder agrees that the first purchase of Units following the execution of such letter of intent will be at least 5% of the total amount of the intended aggregate purchases expressed in the Unitholder's letter of intent. Further, through the establishment of the letter of intent, the Unitholder agrees that Units representing 5% of the total amount of the intended purchases will be held in escrow by the Trustee pending completion of these purchases. All distributions on Units held in escrow will be credited to the Unitholder's account. If total purchases prior to the expiration of the letter of intent period equal or exceed the amount specified in a Unitholder's letter of intent, the Units held in escrow will be transferred to the Unitholder's account. A Unitholder who purchases Units during the letter of intent period in excess of the number of Units specified in a Unitholder's letter of intent, the amount of which would cause the Unitholder to be eligible to receive an additional sales charge reduction, will be allowed such additional sales charge reduction on the purchase of Units which caused the Unitholder to reach such new breakpoint level and on all additional purchases of Units during the letter of intent period. If the total purchases are less than the amount specified, the Unitholder involved must pay the Sponsor an amount equal to the difference between the amounts paid for these purchases and the amounts which would have been paid if the higher sales charge had been applied; the Unitholder will, however, be entitled to any reduced sales charge qualified for by reaching any lower breakpoint level. If the Unitholder does not pay the additional amount within 20 days after request by the Sponsor or the Unitholder's securities representative, the Sponsor will instruct the Trustee to redeem an appropriate number of the escrowed Units to meet the required payment. By establishing a letter of intent, a Unitholder irrevocably appoints the Sponsor as attorney to give instructions to redeem any or all of the Unitholder's escrowed Units, with full power of substitution in the premises. A Unitholder or his securities representative must notify the Sponsor whenever the Unitholder makes a purchase of Units that he wishes to be counted towards the intended amount.

   Employees. We waive the initial sales charge for purchases made by employees, officers and directors (including their spouses and children under 21 living in the same household, and trustees, custodians or fiduciaries for the benefit of such persons) of Van Kampen Funds Inc. and its affiliates and broker-dealers and their affiliates.

   UNIT PRICE. The Public Offering Price of Units will vary from the amounts stated under "Summary of Essential Financial Information" in Part I in accordance with fluctuations in the prices of the securities. The price of Units on the Initial Date of Deposit was determined by adding the applicable sales charge to the aggregate offering price of the securities and dividing the sum by the number of Units outstanding. This price determination was made on the basis of an evaluation of the securities prepared by the Evaluator. During the initial offering period, the Evaluator will value the securities based on the aggregate offering price of the securities as of the Evaluation Time on days the New York Stock Exchange is open for business and will adjust the Public Offering Price of Units accordingly. This Public Offering Price will be effective for all orders received at or prior to the Evaluation Time on each such day. The "Evaluation Time" is the close of trading on the New York Stock Exchange on each day that the Exchange is open for trading, provided, however, on the Initial Date of Deposit the "Evaluation Time" will be the close of regular trading on the New York Stock Exchange or the time the registration statement filed with the Securities and Exchange Commission becomes effective, if later. Orders received by the Trustee or Sponsor for purchases, sales or redemptions after that time, or on a day when the New York Stock Exchange is closed, will be held until the next determination of price. The secondary market Public Offering Price per Unit will be equal to the aggregate bid price of the securities plus the applicable secondary market sales charge and dividing the sum by the number of Units outstanding. For secondary market purposes, this computation will be made by the Evaluator as of the Evaluation Time for each day on which any Unit is tendered for redemption and as necessary. The offering side price generally represents the price at which investors in the market are willing to sell a security and the bid side evaluation generally represents the price that investors in the market are willing to pay to buy a security. The bid side evaluation is lower than the offering side evaluation. As a result of this pricing method, Unitholders should expect a decrease in the valuation of the securities on the day following the end of the initial offering period equal to the difference between the current offering side evaluation and bid side evaluation of the securities.

   The aggregate price of the securities is determined on the basis of bid prices or offering prices, as is appropriate, (a) on the basis of current market prices obtained from dealers or brokers who customarily deal in securities comparable to those held by your Trust; (b) if these prices are not available, on the basis of current market prices for comparable securities; (c) by causing the value of the securities to be determined by others engaged in the practice of evaluation, quoting or appraising comparable securities; or (d) by any combination of the above. Market prices of the securities will generally fluctuate with changes in market interest rates. The Sponsor will provide price dissemination and oversight services to the Trust.

   A person will become the owner of Units on the date of settlement provided payment has been received. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.

   ACCRUED INTEREST. Accrued interest is an accumulation of unpaid interest on the securities which generally is paid monthly, although your Trust accrues interest daily. Because of this, your Trust always has an amount of interest earned but not yet collected by the Trustee. For this reason, with respect to sales settling after the First Settlement Date, the proportionate share of accrued interest to the settlement date is added to the Public Offering Price of Units. Unitholders will receive the amount of accrued interest paid on their Units on the next distribution date. In an effort to reduce the accrued interest which would have to be paid by Unitholders, the Trustee will advance the amount of accrued interest to the Sponsor as the Unitholder of record as of the First Settlement Date. Consequently, the accrued interest added to the Public Offering Price of Units will include only accrued interest from the First Settlement Date to the date of settlement, less any distributions from the Interest Account after the First Settlement Date. Accrued interest at any point in time will be greater than the amount of interest actually received by your Trust and distributed to Unitholders. If a Unitholder sells or redeems all or a portion of his Units, he will be entitled to receive his proportionate share of the accrued interest from the purchaser of his Units.

   UNIT DISTRIBUTION. Units will be distributed to the public by broker-dealers and others at the Public Offering Price, plus accrued interest. The Sponsor intends to qualify Units for sale in a number of states. The Sponsor will sell Units to broker-dealers and selling agents at the Public Offering Price (net of any sales charge discount) less the concession or agency commission shown in the following table.

                                             CONCESSION
                                              OR AGENCY
   TRANSACTION AMOUNT                        COMMISSION
 ----------------------                     ------------
Less than $1,000,000                            1.05%
$1,000,000 - $4,999,999                         0.80
$5,000,000 or more                              0.55

   The breakpoint concessions or agency commissions are also applied on a dollar basis utilizing a breakpoint equivalent of $1 per Unit and will be applied on whichever basis is more favorable to the distributor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

   In connection with each Extension, broker-dealers and selling agents will be paid an additional amount equal to $0.0025 per Unit. This amount will be paid by the Sponsor to broker-dealers and selling firms following the related Extension with respect to each Unit which remains outstanding and is held in the name of such firm three business days prior to the maturity date of the securities related to such Extension.

   In addition to the amounts described above, all broker-dealers and other selling firms will be eligible to receive additional compensation based on total initial offering period sales of all eligible Van Kampen unit investment trusts during a Quarterly Period as set forth in the following table:

                                             ADDITIONAL
 INITIAL OFFERING PERIOD                       VOLUME
  SALES DURING QUARTER                       CONCESSION
 ----------------------                      -----------
$2 million but less than $5 million             0.025%
$5 million but less than $10 million            0.050
$10 million but less than $50 million           0.075
$50 million or more                             0.100

   "Quarterly Period" means the following periods: December - February; March - May; June - August; and September - November. Broker-dealers and other selling firms will not receive these additional volume concessions on the sale of units which are not subject to a transactional sales charge (as defined in applicable prospectuses), however, such sales will be included in determining whether a firm has met the sales level breakpoints set forth in the table above. Secondary market sales of all unit investment trusts are excluded for purposes of these volume concessions. The Sponsor will pay these amounts out of its own assets within a reasonable time following each Quarterly Period. For a trust to be eligible for this additional compensation for Quarterly Period sales, the trust's prospectus must include disclosure related to this additional compensation; a trust is not eligible for this additional compensation if the prospectus for such trust does not include disclosure related to this additional compensation.

   Certain commercial banks may be making Units available to their customers on an agency basis. A portion of the sales charge paid by these customers (equal to the agency commission referred to above) is retained by or remitted to the banks. Any discount provided to investors will be borne by the selling dealer or agent. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time.

   SPONSOR COMPENSATION. The Sponsor will receive the total sales charge applicable to each transaction. Any sales charge discount provided to investors will be borne by the selling broker-dealer or agent.

   In addition, the Sponsor will realize a profit or loss, as a result of the difference between the price paid for the securities by the Sponsor and the cost of the securities to the Trust. The Sponsor may also realize profits or losses with respect to securities which were acquired by the Sponsor from underwriting syndicates of which an affiliate was a member. The Sponsor has not participated as sole underwriter or as manager or as a member of the underwriting syndicates from which the securities were acquired. The Sponsor may further realize profit or loss during the initial offering period as a result of possible fluctuations in the market value of the securities since all proceeds received from purchasers of Units (excluding dealer concessions or agency commissions allowed, if any) will be retained by the Sponsor. The Sponsor will also realize profits or losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold in connection with maintaining a secondary market for Units and will also realize profits or losses resulting from a redemption of repurchased Units at a price above or below the purchase price.

   Broker-dealers, banks and/or others are eligible to participate in a program in which such firms receive from the Sponsor a nominal award for each of their representatives who have sold a minimum number of units of unit investment trusts created by the Sponsor during a specified time period. In addition, at various times the Sponsor may implement other programs under which the sales forces of such firms may be eligible to win other nominal awards for certain sales efforts, or under which the Sponsor will reallow to any such firms that sponsor sales contests or recognition programs conforming to criteria established by the Sponsor, or participate in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such persons at the public offering price during such programs. Also, the Sponsor in its discretion may from time to time pursuant to objective criteria established by the Sponsor pay fees to qualifying firms for certain services or activities which are primarily intended to result in sales of Units. Such payments are made by the Sponsor out of its own assets, and not out of the assets of any Trust. These programs will not change the price Unitholders pay for their Units or the amount that the Trust will receive from the Units sold. Approximately every eighteen months the Sponsor holds a business seminar which is open to certain broker-dealers that sell units of trusts it sponsors. The Sponsor pays substantially all costs associated with the seminar, excluding travel costs. Each firm may be invited to send a certain number of representatives based on the gross number of units such firm underwrites during a designated time period.

   MARKET FOR UNITS. Although not obligated to do so, the Sponsor intends to maintain a market for Units and offer to purchase Units at prices, subject to change at any time, based upon the aggregate bid prices of the securities plus accrued interest and any principal cash on hand, less any amounts representing taxes or other governmental charges payable out of your Trust and less any accrued Trust expenses. Units sold prior to the time the entire deferred sales charge has been collected will not be assessed the amount of any remaining deferred sales charge at the time of sale. This will have the effect of reducing the total sales charge. If the supply of Units exceeds demand or if some other business reason warrants it, the Sponsor may either discontinue all purchases of Units or discontinue purchases of Units at these prices. If a market is not maintained and the Unitholder cannot find another purchaser, a Unitholder will be able to dispose of Units by tendering them to the Trustee for redemption at the Redemption Price. See "Rights of Unitholders--Redemption of Units". A Unitholder who wishes to dispose of his Units should inquire of his broker as to current market prices in order to determine whether there is in any price in excess of the Redemption Price and, if so, the amount thereof. The Trustee will notify the Sponsor of any tender of Units for redemption. If the Sponsor's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, it may purchase the Units not later than the day on which the Units would otherwise have been redeemed by the Trustee.

RIGHTS OF UNITHOLDERS
--------------------------------------------------------------------------------

   DISTRIBUTIONS OF INTEREST AND PRINCIPAL. Interest received by the Trust, pro rated on an annual basis, will be distributed monthly unless a Unitholder elects to receive semi-annual distributions. The plan of distribution selected by a Unitholder will remain in effect until changed. Unitholders who purchase Units in the secondary market will receive distributions in accordance with the election of the prior owner. Unitholders may change their distribution plan by indicating the change on a card which may be obtained from the Trustee and return the card to the Trustee with their certificates and other documentation required by the Trustee. Certificates should be sent by registered or certified mail to avoid their being lost or stolen. If the card and certificate are properly presented to the Trustee, the change will become effective on the first day after the next semi-annual record date and will remain effective until changed.

   Interest received by the Trust, including that part of the proceeds of any disposition of bonds which represents accrued interest, is credited by the Trustee to the Interest Account. Other receipts are credited to the Principal Account. After deduction of amounts sufficient to reimburse the Trustee, without interest, for any amounts advanced and paid to the Sponsor as the Unitholder of record as of the First Settlement Date, interest received will be distributed on each distribution date to Unitholders of record as of the preceding record date. All distributions will be net of estimated expenses. Funds in the Principal Account that are not used to purchase Extension Securities will be distributed on each semi-annual distribution date to Unitholders of record as of the preceding semi-annual record date. The Trustee is not required to pay interest on funds held in the Principal or Interest Account (but may itself earn interest thereon and therefore benefits from the use of these funds) nor to make a distribution from the Principal Account unless the amount available for distribution therein shall equal at least $.001 per Unit. However, should the amount available for distribution in the Principal Account equal or exceed $0.01 per Unit, the Trustee will make a special distribution from the Principal Account on the next monthly distribution date to Unitholders of record on the related monthly record date.

   Because interest payments are not received by the Trust at a constant rate throughout the year, interest distributions may be more or less than the amount credited to the Interest Account as of the record date. For the purpose of minimizing fluctuations in interest distributions, the Trustee is authorized to advance amounts necessary to provide interest distributions of approximately equal amounts. The Trustee is reimbursed for these advances from funds in the Interest Account on the next record date. Persons who purchase Units between a record date and a distribution date will receive their first distribution on the second distribution date after the purchase, under the applicable plan of distribution.

   REINVESTMENT OPTION. Unitholders may elect to have distributions on their Units automatically reinvested in shares of certain Van Kampen mutual funds which are registered in the Unitholder's state of residence (the "Reinvestment Funds"). Each Reinvestment Fund has investment objectives that differ from those of your Trust. The prospectus relating to each Reinvestment Fund describes its investment policies and the procedures to follow to begin reinvestment. A Unitholder may obtain a prospectus for the Reinvestment Funds from Van Kampen Funds Inc. at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555.

   After becoming a participant in a reinvestment plan, each Trust distribution will automatically be applied on the applicable Distribution Date to purchase shares of the applicable Reinvestment Fund at a net asset value computed on such date. Unitholders with an existing Planned Reinvestment Option (PRO) Program account (whereby a sales charge is imposed on distribution reinvestments) may transfer their existing account into a new PRO account which allows purchases of Reinvestment Fund shares at net asset value. Confirmations of all reinvestments will be mailed to the Unitholder by the Reinvestment Fund. A participant may elect to terminate his or her reinvestment plan and receive future distributions in cash by notifying the Trustee in writing at least five days before the next Distribution Date. Each Reinvestment Fund, its sponsor and investment adviser have the right to terminate its reinvestment plan at any time.

   REDEMPTION OF UNITS. A Unitholder may redeem all or a portion of his Units by tender to the Trustee, at Unit Investment Trust Division, 101 Barclay Street, 20th Floor, New York, New York 10286, of the certificates representing the Units to be redeemed, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity, such as in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. Redemption of Units cannot occur until certificates representing the Units or satisfactory indemnity have been received by the Trustee. No later than seven calendar days following satisfactory tender, the Unitholder will receive an amount for each Unit equal to the Redemption Price per Unit next computed after receipt by the Trustee of the tender of Units. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that as regards Units received after the Evaluation Time on days of trading on the New York Stock Exchange, the date of tender is the next day on which that Exchange is open and the Units will be deemed to have been tendered to the Trustee on that day for redemption at the Redemption Price. Certain broker-dealers or selling firms may charge an order handling fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such fees.

   Under Internal Revenue Service regulations, the Trustee is required to withhold a specified percentage of a Unit redemption if the Trustee has not received the Unitholder's tax identification number as required by such regulations. Any amount withheld is transmitted to the Internal Revenue Service and may be recovered by the Unitholder only when filing a return. Under normal circumstances the Trustee obtains the Unitholder's tax identification number from the selling broker. However, at any time a Unitholder elects to tender Units for redemption, the Unitholder should provide a tax identification number to the Trustee in order to avoid this possible "back-up withholding".

   The Redemption Price per Unit (as well as the secondary market Public Offering Price) will be determined on the basis of the bid price of the securities as of the Evaluation Time on days of trading on the New York Stock Exchange on the date any such determination is made. The Evaluator determines the Redemption Price per Unit on days Units are tendered for redemption. The Redemption Price per Unit is the pro rata share of each Unit on the basis of (i) the cash on hand in the Trust or moneys in the process of being collected, (ii) the value of the securities based on the bid prices of the securities, (iii) accrued interest, less (a) amounts representing taxes or other governmental charges and (b) the accrued Trust expenses. Units redeemed prior to the time the entire deferred sales charge has been collected will not be assessed the amount of any remaining deferred sales charge at the time of redemption. This will have the effect of reducing the total sales charge. The Evaluator may determine the value of the securities by employing any of the methods set forth in "Public Offering--Offering Price". Accrued interest paid on redemption shall be withdrawn from the Interest Account or, if the balance therein is insufficient, from the Principal Account. All other amounts will be withdrawn from the Principal Account. Units so redeemed shall be canceled.

   The price at which Units may be redeemed could be less than the price paid by the Unitholder and may be less than the par value of the securities represented by the Units redeemed. The Trustee may sell securities to cover redemptions. When securities are sold, the size and diversity of your Trust will be reduced. Sales may be required at a time when securities would not otherwise be sold and might result in lower prices than might otherwise be realized.

   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or during which the SEC determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the securities is not reasonably practicable, or for other periods as the SEC may by order permit. Under certain extreme circumstances the Sponsor may apply to the SEC for an order permitting a full or partial suspension of the right of Unitholders to redeem their Units.

   EXCHANGE OPTION. When you redeem Units of your Trust or when your Trust terminates, you may be able to exchange your Units for units of other Van Kampen unit trusts at a reduced sales charge. You should contact your financial professional for more information about trusts currently available for exchanges. Before you exchange Units, you should read the prospectus of the new trust carefully and understand the risks and fees. You should then discuss this option with your financial professional to determine whether your investment goals have changed, whether current trusts suit you and to discuss tax consequences. We may discontinue this option at any time.

   UNITS. Ownership of Units is evidenced in book entry form unless a Unitholder makes a written request to the Trustee that ownership be in certificate form. Units are transferable by making a written request to the Trustee and, in the case of Units in certificate form, by presentation and surrender of the certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign the written request, or certificate transfer instrument, exactly as his name appears on the records of the Trustee and on the face of any certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or a signature guaranty program accepted by the Trustee. The Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Certificates will be issued in denominations of one Unit or any multiple thereof. Although no such charge is now made, the Trustee may require a Unitholder to pay a reasonable fee for each certificate re-issued or transferred and to pay any governmental charge that may be imposed in connection with each transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

   REPORTS PROVIDED. Unitholders will receive a statement of interest, principal and other receipts received for each distribution. For as long as the Sponsor deems it to be in the best interest of Unitholders, the accounts of your Trust will be audited annually by independent certified public accountants and the report of the accountants will be furnished to Unitholders upon request. Within a reasonable period of time after the end of each year, the Trustee will furnish to each person who was a registered Unitholder during that year a statement describing the interest and principal received on the securities, actual Trust distributions, Trust expenses, a list of the securities and other Trust information. Unitholders will be furnished the Evaluator's evaluations of the securities upon request to the Trustee. If you have questions regarding your account or your Trust, please contact your financial adviser or the Trustee. The Sponsor does not have access to individual account information.

TRUST ADMINISTRATION
--------------------------------------------------------------------------------

     SPONSOR. Van Kampen Funds Inc. is the Sponsor of your Trust. The Sponsor is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $92 billion under management or supervision as of October 31, 2004. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,700 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. The Sponsor's principal office is located at 1221 Avenue of the Americas, New York, New York 10020. As of September 30, 2004, the total stockholders' equity of Van Kampen Funds Inc. was $222,914,037 (unaudited).

     Van Kampen Funds Inc. and your Trust have adopted a code of ethics requiring Van Kampen's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Trust. The Information Supplement contains additional information about the Sponsor. If we fail to or cannot perform our duties under the trust agreement or become bankrupt, the Trustee may appoint a new sponsor, continue to operate your Trust without a sponsor, or terminate your Trust and distribute the liquidation proceeds.

     TRUSTEE. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217, telephone (800) 221-7668. If you have questions regarding your account or your Portfolio, please contact the Trustee at its principal unit investment trust division offices or your financial adviser. The Sponsor does not have access to individual account information. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law. Additional information regarding the Trustee is set forth in the Information Supplement, including the Trustee's qualifications and duties, its ability to resign, the effect of a merger involving the Trustee and the Sponsor's ability to remove and replace the Trustee. See "Additional Information".

   PORTFOLIO ADMINISTRATION. Your Trust is not a managed fund and securities generally will not be sold or replaced, except as provided in the Trust Agreement and as provided under "Objectives and Securities Selection" regarding the purchase of Extensions Securities. The Sponsor may, however, direct that securities be sold in certain limited situations to protect your Trust based on advice from the Supervisor. These situations may include default in interest or principal payments on the securities or other obligations of an issuer, an advanced refunding or institution of certain legal proceedings. In addition, the Trustee may sell securities designated by the Supervisor for purposes of redeeming Units or payment of expenses. The Supervisor will consider a variety of factors in designating securities to be sold including interest rates, market value and marketability. Except in limited circumstances, the Trustee must reject any offer by an issuer to issue securities in exchange or substitution for the securities. The Trustee will promptly notify Unitholders of any exchange or substitution. The Sponsor may also instruct the Trustee to take action necessary to ensure that the Trust continues to satisfy the qualifications of a regulated investment company and to avoid imposition of tax on undistributed income of the Trust. The Information Supplement contains a more detailed description of circumstances in which securities may be sold or replaced. See "Additional Information".

   REPLACEMENT SECURITIES. No assurance can be given that the Trust will retain its present size or composition because securities may be sold or mature and principal will be paid and pre-paid from time to time and the proceeds will be distributed to Unitholders and will not be reinvested. In the event of a failure to deliver any security that has been purchased under a contract ("Failed Securities"), the Sponsor is authorized under the Trust Agreement to direct the Trustee to acquire other securities ("Replacement Securities") to make up the original portfolio of the Trust. Replacement Securities must be purchased within 20 days after delivery of the notice of the failed contract and the purchase price (exclusive of accrued interest) may not exceed the amount of funds reserved for the purchase of the Failed Securities. The Replacement Securities must (i) be U.S. Treasury obligations which maintain as far as practicable the original percentage relationship between the principal amounts of Securities of specified interest rates and maturity dates in the Trust, and (ii) not be "when, as and if issued" obligations or restricted securities. The Trustee shall notify all Unitholders of the Trust within five days after the acquisition of a Replacement Security and shall make a pro rata distribution of the amount, if any, by which the cost of the Failed Security exceeded the cost of the Replacement Security plus accrued interest. If Failed Securities are not replaced, the Sponsor will refund the sales charge attributable to the Failed Securities to all Unitholders of the Trust and will instruct the Trustee to distribute the principal and accrued interest (at the coupon rate of the Failed Securities to the date of removal from the Trust) attributable to the Failed Securities within 30 days after removal. If Failed Securities are not replaced, the Estimated Net Annual Interest Income per Unit would be reduced and the Estimated Current Return and Estimated Long-Term Return might be lowered. Unitholders may not be able to reinvest their proceeds in other securities at a yield equal to or in excess of the yield of the Failed Securities.

   AMENDMENT OF TRUST AGREEMENT. The Sponsor and the Trustee may amend the Trust Agreement without the consent of Unitholders to correct any provision which may be defective or to make other provisions that will not adversely affect the interest of the Unitholders (as determined in good faith by the Sponsor and the Trustee). The Trust Agreement may not be amended to increase the number of Units or to permit the acquisition of securities in addition to or in substitution for any of the securities initially deposited in the Trust, except in limited cases. The Trustee will notify Unitholders of any amendment.

   TERMINATION OF TRUST AGREEMENT. The Trust will terminate upon the maturity, prepayment, sale or other disposition of the last security held in the Trust. The Trust may also be terminated at any time by consent of Unitholders of 66 2/3% of the Units then outstanding or by the Trustee when the value of the Trust is less than 40% of the principal amount of Securities at the time of deposit. The Trustee will notify each Unitholder of any termination within a reasonable time and will then liquidate any remaining securities. The sale of securities upon termination may result in a lower amount than might otherwise be realized if the sale was not required at that time. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the principal amount of securities per Unit or value at the time of purchase. The Trustee will distribute to each Unitholder his share of the balance of the Interest and Principal Accounts after deduction of costs, expenses or indemnities. The Unitholder will receive a final distribution statement with this distribution. When the Trustee in its sole discretion determines that any amounts held in reserve are no longer necessary, it will distribute these amounts to Unitholders. The Information Supplement contains further information regarding termination of the Trust. See "Additional Information".

   LIMITATION ON LIABILITIES. The Sponsor, Supervisor, Evaluator and Trustee shall be under no liability to Unitholders for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or gross negligence (negligence in the case of the Trustee) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Trust Agreement. The Trustee is not liable for any taxes or governmental charges imposed on the securities, on it as Trustee under the Trust Agreement or on the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee. The Trustee and Sponsor may rely on any evaluation furnished by the Evaluator and have no responsibility for the accuracy thereof. Determinations by the Evaluator shall be made in good faith upon the basis of the best information available to it; provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unitholders for errors in judgment.

FEDERAL TAX STATUS
--------------------------------------------------------------------------------

   This section summarizes some of the main U.S. federal income tax consequences of owning Units of the Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

   TRUST STATUS. The Trust intends to qualify as a "regulated investment company" under the federal tax laws. If the Trust qualifies as a regulated investment company and distributes its income as required by the tax law, the Trust generally will not pay federal income tax.

   DISTRIBUTIONS. Trust distributions are generally taxable. After the end of each year, you will receive a tax statement that separates your Trust's distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your Units. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Trust may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from your Trust is not affected by whether you reinvest your distributions or receive them in cash. The income from the Trust that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

   DIVIDENDS RECEIVED DEDUCTION. A corporation that owns Units generally will not be entitled to the dividends received deduction with respect to many dividends received from the Trust, because the dividends received deduction is generally not available for distributions from regulated investment companies.

   IF YOU SELL OR REDEEM UNITS. If you sell or redeem your Units, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Units from the amount you receive in the transaction. Your tax basis in your Units is generally equal to the cost of your Units, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Units.

   TAXATION OF CAPITAL GAINS AND LOSSES. Under the "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "Tax Act"), if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2009. For periods not covered by the reduced rates under the Tax Act, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property acquired after December 31, 2000, with a holding period of more than five years. Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. However, if you receive a capital gain dividend from your Trust and sell your Unit at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. In addition, the Internal Revenue Code treats certain capital gains as ordinary income in special situations.

   DEDUCTIBILITY OF TRUST EXPENSES. Expenses incurred and deducted by the Trust will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Trust expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.

EXPENSES
--------------------------------------------------------------------------------

   GENERAL. The Trustee will periodically deduct from the Interest Account and, to the extent funds are not sufficient therein, from the Principal Account, amounts necessary to pay the expenses of the Trust. The Trustee also may withdraw from these Accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of the Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate Accounts.

   SPONSOR, EVALUATOR AND TRUSTEE. The Sponsor will receive the annual fee indicated under "Fee Table" in Part I for providing administrative services for the Trust. This fee may exceed the actual costs of providing these services for the Trust but the total amount received for providing these services to all Van Kampen unit investment trusts will not exceed the total cost of providing the services in any calendar year. The Evaluator will receive the annual evaluation fee indicated under "Fee Table" in Part I for evaluating the Trust's portfolio. For its services the Trustee will receive the fee indicated under "Fee Table" in
Part I. Part of the Trustee's compensation for its services is expected to result from the use of the funds being held in the Principal and Interest Accounts for future distributions, payment of expenses and redemptions since these Accounts are non-interest bearing to Unitholders. These fees are based on the outstanding principal amount of securities and Units on the Initial Date of Deposit and each month thereafter for the first year and as of the close of business on January 1 for each year thereafter.

   MISCELLANEOUS EXPENSES. The following additional charges are or may be incurred by the Trust: (a) fees of the Trustee for extraordinary services, (b) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (c) various governmental charges, (d) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of Unitholders, (e) indemnification of the Trustee for any loss, liability or expenses incurred by it in the administration of the Trust without negligence, bad faith or willful misconduct on its part, (f) any special custodial fees payable in connection with the sale of any of the securities in the Trust, (g) expenditures incurred in contacting Unitholders upon termination of the Trust and (h) costs incurred to reimburse the Trustee for advancing funds to the Trust to meet scheduled distributions (which costs may be adjusted periodically in response to fluctuations in short-term interest rates). The Trust will pay the costs associated with updating its registration statement each year. The fees and expenses set forth herein are payable out of the Trust. When such fees and expenses are paid by or owing to the Trustee, they are secured by a lien on the portfolio of the Trust. If the balances in the Interest and Principal Accounts are insufficient to provide for amounts payable by the Trust, the Trustee has the power to sell securities to pay such amounts.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

   This prospectus does not contain all the information set forth in the registration statement filed by your Trust with the SEC. The Information Supplement, which has been filed with the SEC and is incorporated herein by this reference, includes more detailed information concerning the securities in your Trust, investment risks and general information about the Trust. Information about your Trust (including the Information Supplement) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the Public Reference Room by calling 1-202-942-8090. Reports and other information about your Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

OTHER MATTERS
--------------------------------------------------------------------------------

   LEGAL MATTERS. The legality of the Units offered hereby and certain matters relating to Federal tax law have been passed upon by Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Winston & Strawn LLP has acted as counsel to the Trustee.

   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The financial statements included herein have been audited by Grant Thornton LLP, independent registered public accounting firm, as set forth in their report herein, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.



  o YOUR PROSPECTUS

    Summary of Essential Financial Information........2
    Fee Table.........................................3
    Portfolio.........................................4
    Report of Certified Public Accountants............5
    Statement of Condition............................5
    The Trust.......................................A-2
    Risk Factors....................................A-3
    Estimated Returns...............................A-3
    Public Offering.................................A-4
    Rights of Unitholders...........................A-8
    Trust Administration...........................A-11
    Federal Tax Status.............................A-13
    Expenses.......................................A-14
    Additional Information.........................A-14
    Other Matters..................................A-14

  o DAILY PRICES
    (1)  Call our 24-Hour Pricing Line
         (800) 953-6785
    (1) Visit our Unit Trust Internet Pricing Page http://www.vankampen.com

  o ACCOUNT QUESTIONS
    (1)  Contact the Trustee
         (800) 221-7668

  o LEARN MORE ABOUT UNIT TRUSTS
    (1)  Contact your financial advisor
    (1) Visit our Unit Trust Internet Product Page http://www.vankampen.com

  o ADDITIONAL INFORMATION
    You may obtain an Information Supplement that provides more details about your trust and its policies.
    (1) Visit the SEC Internet Site
         http://www.sec.gov
    (1)  Contact the Trustee
         (800) 221-7668


                                                                        RTSYPRO1
                                                                          #37743

                               Prospectus Part II

                           ROLLING TREASURY PORTFOLIO,
                                    SERIES 1



                              VAN KAMPEN FUNDS INC.


VAN KAMPEN
INVESTMENTS
SHINE




                             INFORMATION SUPPLEMENT

VAN KAMPEN FOCUS PORTFOLIOS, TAXABLE INCOME SERIES 47

--------------------------------------------------------------------------------

   This Information Supplement provides additional information concerning the risks and operations of the Trust which is not described in the prospectus for the Trust. This Information Supplement should be read in conjunction with the prospectus. This Information Supplement is not a prospectus (but is incorporated into the prospectus by reference), does not include all of the information that an investor should consider before investing in the Trust and may not be used to offer or sell Units without the prospectus. Copies of the prospectus can be obtained by contacting the Sponsor's unit investment trust division at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555 or by contacting your broker. This Information Supplement is dated as of the date of the prospectus and all capitalized terms have been defined in the prospectus.

                                TABLE OF CONTENTS

                                                                 PAGE

   Risk Factors................................................    2
   Portfolio Administration....................................    3
   Sponsor Information.........................................    3
   Trustee Information.........................................    4
   Termination of the Trust Agreement..........................    4




                                                                      VAN KAMPEN
                                                                     INVESTMENTS
                                                                           SHINE



                                  RISK FACTORS

    All investments involve risk. This section describes certain of the risks that can impact the value of the securities in your portfolio. You should understand these risks before you invest. If the value of the securities falls, the value of your Units will also fall. No one can guarantee that your Trust will achieve its objective or that your investment return will be positive over any period.

    An investment in Units of the Trust should be made with an understanding of the risks that an investment in fixed-rate United States Treasury debt obligations may entail, including the risk that the value of the Units will decline with increases in interest rates. In recent years there have been wide fluctuations in interest rates and thus in the value of fixed-rate debt obligations generally. The Sponsor cannot predict future economic policies or their consequences or, therefore, the course or extent of any similar market fluctuations in the future. While interest and principal payments on the securities are backed by the full faith and credit of the U.S. government, the Trust and the Units are not guaranteed or insured by the U.S. government or any government agency. In addition, the U.S. government does not guarantee the market value or yield on the securities.

    An investment in the Trust involves the risk that the value of the securities in your Trust will fluctuate. This could cause the value of your Units to fall below your original purchase price or below the principal value. Market value fluctuates in response to various factors. These can include changes in interest rates, inflation, the financial condition of a security's issuer, perceptions of the issuer, or ratings on a security. Even though the Supervisor supervises your portfolio, you should remember that your portfolio is not managed. Your Trust will not sell a security solely because the market value falls as is possible in a managed fund.

    An investment in the Trust involves the risk that the value of securities will fall if interest rates increase. The securities in your Trust typically fall in value when interest rates rise and rise in value when interest rates fall. Securities with longer periods before maturity are often more sensitive to interest rate changes.

    Certain of the securities held by the Trust may have been acquired at a market discount from par value at maturity. The coupon interest rates on the discount securities at the time they were purchased and deposited in the Trust were lower than the current market interest rates for newly issued securities of comparable rating and type. If such interest rates for newly issued comparable securities increase, the market discount of previously issued securities will become greater, and if such interest rates for newly issued comparable securities decline, the market discount of previously issued securities will be reduced, other things being equal. Investors should also note that the value of securities purchased at a market discount will increase in value faster than securities purchased at a market premium if interest rates decrease. Conversely, if interest rates increase, the value of securities purchased at a market discount will decrease faster than securities purchased at a market premium. In addition, if interest rates rise, the prepayment risk of higher yielding, premium securities and the prepayment benefit for lower yielding, discount securities will be reduced. Market discount attributable to interest changes does not indicate a lack of market confidence in the issue. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the securities.

    Certain of the securities held by the Trust may have been acquired at a market premium from par value at maturity. The coupon interest rates on the premium securities at the time they were purchased by the Trust were higher than the current market interest rates for newly issued securities of comparable rating and type. If such interest rates for newly issued and otherwise comparable securities decrease, the market premium of previously issued securities will be increased, and if such interest rates for newly issued comparable securities increase, the market premium of previously issued securities will be reduced, other things being equal. The current returns of securities trading at a market premium are initially higher than the current returns of comparable securities of a similar type issued at currently prevailing interest rates because premium securities tend to decrease in market value as they approach maturity when the face amount becomes payable. Because part of the purchase price is thus returned not at maturity but through current income payments, early redemption of a premium security at par or early prepayments of principal will result in a reduction in yield. Redemption pursuant to call provisions generally will, and redemption pursuant to sinking fund provisions may, occur at times when the redeemed securities have an offering side valuation which represents a premium over par or for original issue discount securities a premium over the accreted value.

    ADDITIONAL DEPOSITS. The Trust Agreement authorizes the sponsor to increase the size of the Trust and the number of Units thereof by the deposit of additional securities, or cash (including a letter of credit) with instructions to purchase additional securities, in such Trust and the issuance of a corresponding number of additional Units. In connection with any such deposit, existing and new investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the securities between the time of the cash deposit and the purchase of the securities and because the Trust will pay the associated brokerage fees or other acquisition costs.

                            PORTFOLIO ADMINISTRATION

    The Trustee is empowered to sell, for the purpose of redeeming Units tendered by any Unitholder, and for the payment of expenses for which funds may not be available, such of the securities designated by the Supervisor as the Trustee in its sole discretion may deem necessary. The Supervisor, in designating such securities, will consider a variety of factors, including (a) interest rates, (b) market value and (c) marketability.

    The Sponsor is required to instruct the Trustee to reject any offer made by an issuer of any of the securities to issue new securities in exchange or substitution for any security, except that the Sponsor may instruct the Trustee to accept or reject such an offer or to take any other action with respect thereto as the Sponsor may deem proper if (1) the issuer is in default with respect to such security or (2) in the opinion of the Supervisor the issuer will probably default with respect to such security in the reasonably foreseeable future. Any security so received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Trust Agreement to the same extent as securities originally deposited thereunder. Within five days after the deposit of obligations in exchange or substitution for underlying securities, the Trustee is required to give notice thereof to each Unitholder, identifying the securities eliminated and the securities substituted therefor. Except as stated herein and under "Trust Administration--Replacement Securities" in the prospectus regarding the substitution of Replacement Securities for Failed Securities, the acquisition by the Trust of any securities other than the securities initially deposited is not permitted.

                               SPONSOR INFORMATION

     Van Kampen Funds Inc. is the Sponsor of the Trust. Van Kampen Funds Inc. is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $92 billion under management or supervision as of October 31, 2004. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,700 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. The Sponsor's principal office is located at 1221 Avenue of the Americas, New York, New York 10020. As of September 30, 2004, the total stockholders' equity of Van Kampen Funds Inc. was $222,914,037 (unaudited). (This paragraph relates only to the Sponsor and not to the Trust or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)

     Van Kampen Funds Inc. and your Trust have adopted a code of ethics requiring Van Kampen's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Trust.

     If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Trust as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

                               TRUSTEE INFORMATION

   The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217, telephone (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

   The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of bonds for the portfolios of any of the Trust. In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Trust. Such records shall include the name and address of, and the certificates issued by the Trust to, every Unitholder of the Trust. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or Federal statute, rule or regulation. The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the securities held in the Trust.

   Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of the trust created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and bonds of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee. Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

                       TERMINATION OF THE TRUST AGREEMENT

    The Trust may be terminated at any time by consent of Unitholders representing 66 2/3% of the Units of the Trust then outstanding or by the Trustee when the value of the Trust is less than 40% of the original principal amount of securities.

    The Trust will be liquidated by the Trustee in the event that a sufficient number of Units not yet sold are tendered for redemption by the Sponsor so that the net worth of the Trust would be reduced to less than 40% of the initial principal amount of the Trust. If the Trust is liquidated because of the redemption of unsold Units by the Sponsor will refund to each purchaser of Units the entire sales charge paid by such purchaser.

    The Trust Agreement provides that the Trust shall terminate upon the maturity, prepayment, sale or other disposition of the last security held in the Trust, but in no event shall it continue beyond the end of the year preceding the fiftieth anniversary of the Trust Agreement. In the event of termination of the Trust, written notice thereof will be sent by the Trustee to each Unitholder at his address appearing on the registration books of the Trust maintained by the Trustee, such notice specifying the time or times at which the Unitholder may surrender his certificate or certificates for cancellation. Within a reasonable time thereafter the Trustee shall liquidate any securities then held in the Trust and shall deduct from the funds of the Trust any accrued costs, expenses or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. The sale of securities in the Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the principal amount or par amount of bonds represented by the Units held by such Unitholder. The Trustee shall then distribute to each Unitholder his share of the balance of the Interest and Principal Accounts. With such distribution the Unitholders shall be furnished a final distribution statement of the amount distributable. At such time as the Trustee in its sole discretion shall determine that any amounts held in reserve are no longer necessary, it shall make distribution thereof to Unitholders in the same manner.




                      Contents of Post-Effective Amendment
                            to Registration Statement

           This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

                                The facing sheet

                                 The prospectus

                                 The signatures

          The Consent of Independent Registered Public Accounting Firm


                                   Signatures

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Van Kampen Focus Portfolios, Taxable Income Series 47, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Chicago and State of Illinois on the 22nd day of February, 2006.

                           VAN KAMPEN FOCUS PORTFOLIOS, TAXABLE INCOME SERIES 47
                                                                    (Registrant)

                                                        By Van Kampen Funds Inc.
                                                                     (Depositor)

                                                             By: John F. Tierney
                                                              Executive Director
                                                                          (Seal)

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on February 22, 2006 by the following persons who constitute a majority of the Board of Directors of Van Kampen Funds Inc.:

SIGNATURE                             TITLE

Michael P Kiley                     Managing Director                         )

Edward C. Wood, III                 Managing Director                         )


                                                             /s/ JOHN F. TIERNEY
                                                                 ---------------
                                                             (Attorney-in-fact*)
--------------------

* An executed copy of each of the related powers of attorney is filed herewith or was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Van Kampen Unit Trusts, Series 482 (File No. 333-120865) dated January 27, 2005 and the same hereby is incorporated herein by reference.